Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2016	2,978,999
Beginning balance at Nov. 30, 2016	$ 29,830,791	$ 34,017,071	$ 284,421	$ (63,016,019)	$ 1,116,264
Share issuance cost (Note 10)	$ (685,319)	(108,912)			(794,231)
Stock options to employees (Note 11)		1,749,999			1,749,999
DSU's to non-management board members		30,355			$ 30,355
Shares issued for options exercised (Note 11), shares	200				200
Shares issued for options exercised (Note 11)	$ 1,100	642			$ 1,742
Proceeds from at-the-market financing (Note 10), shares	110,815
Proceeds from at-the-market financing (Note 10)	$ 2,541,640				2,541,640
Proceeds from issuance of shares and warrants (Note 10 & 14), shares	363,636
Proceeds from issuance of shares and warrants (Note 10 & 14)	$ 3,257,445	742,555			4,000,000
Cost of warrants issued to placement agent (Note 14)	$ (86,196)	86,196			0
Issuance of shares on exercise of warrants (Note 14), shares	16,801
Issuance of shares on exercise of warrants (Note 14)	$ 430,573	(106,315)			324,258
Modification of convertible debt (Note 7)		273,796			273,796
Net loss				(8,857,440)	(8,857,440)
Ending balance, shares at Nov. 30, 2017	3,470,451
Ending balance at Nov. 30, 2017	$ 35,290,034	36,685,387	284,421	(71,873,459)	386,383
Share issuance cost (Note 10)	$ (736,652)	(2,568,321)			(3,304,973)
Stock options to employees (Note 11)		927,686			927,686
DSU's to non-management board members		7,565			$ 7,565
Shares issued for options exercised (Note 11), shares					0
Proceeds from issuance of shares and warrants (Note 10 & 14), shares	3,658,564
Proceeds from issuance of shares and warrants (Note 10 & 14)	$ 5,993,472	13,651,434			$ 19,644,906
Proceeds from exercise of Pre-Funded Warrants (Note 14), shares	11,123,334
Proceeds from exercise of Pre-Funded Warrants (Note 14)	$ 4,012,528	(3,901,275)			111,253
Shares to be issued from exercise of Pre-Funded Warrants (Note 10 & 14)	371,551	(361,251)			10,300
Cost of warrants issued to placement agent (Note 14)	(602,981)	602,981			0
Issuance of shares on exercise of warrants (Note 14)		0			0
Beneficial conversion feature related to convertible debenture (Note 7)		66,667			66,667
Net loss				(13,747,480)	(13,747,480)
Rounding of fractional shares after consolidation (Note 2)	(106)
Ending balance, shares at Nov. 30, 2018	18,252,243
Ending balance at Nov. 30, 2018	$ 44,327,952	45,110,873	284,421	(85,620,939)	4,102,307
Stock options to employees (Note 11)		264,568			$ 264,568
Shares issued for options exercised (Note 11), shares					0
Proceeds from exercise of Pre-Funded Warrants (Note 14), shares	3,823,334
Proceeds from exercise of Pre-Funded Warrants (Note 14)	$ 1,007,658	(979,705)			$ 27,953
Shares issued upon exercise of DSUs (Note 12), shares	10,279
Shares issued upon exercise of DSUs (Note 12)	$ 225,612	(225,612)			0
Beneficial conversion feature related to convertible debenture (Note 7)		8,639			8,639
Deferred tax expense related to beneficial conversion feature (Note 15)		(11,042)			(11,042)
Net loss				(8,084,646)	(8,084,646)
Ending balance, shares at Nov. 30, 2019	22,085,856
Ending balance at Nov. 30, 2019	$ 45,561,222	$ 44,167,721	$ 284,421	$ (93,705,585)	$ (3,692,221)